Summary of Reserve Balances for Variable Annuity Contracts with Guarantees (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	$ 1,100	$ 915
GMDB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	223	164
GLWB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	$ 554	$ 300